Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Company $ / shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of future expected acquisition-related contingent consideration obligations	$ 0.9	$ 0.8	$ 1.0
Number of companies acquired | Company	3
Business acquisition, total consideration	$ 5.5
Business acquisition, consideration in cash		$ 2.0
Business acquisition, deferred payments	1.5
Business acquisition, stock	1.2
Business acquisition, future earnouts	$ 1.0
Fair value of warrants			$ 2.2
Warrants, expected term	5 years
Exercise price | $ / shares	$ 11.50
Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants outstanding | shares		6,350,000